Plan Tax Status	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Tax Status [Line Items]
Plan Tax Status

5	Plan Tax Status
The Plan Administrator received a favorable determination letter dated November 1, 2017 from the IRS stating that the Plan constitutes a qualified plan under Section 401(a) of the United States Internal Revenue Code ("IRC") and that the trust created under the Plan is exempt from federal income tax under Section 501(a) of the IRC. The Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.
U.S. GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability, or asset, if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has concluded that as of December 31, 2025, there are no uncertain tax positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.